Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Balance Sheet Information
Cash and cash equivalents in domestic accounts	$ 405,535	$ 396,577
Cash and cash equivalents in foreign accounts	65,621	53,780
Total cash and cash equivalents	471,156	450,357
Restricted cash included in other long-term assets	3,123	1,013
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 474,279	$ 451,370	$ 425,810	$ 389,529